Accrued Expenses	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses
5.	Accrued Expenses
Accrued expenses consisted of the following as of December 31:

	2023	2022
Accrued vacation	$55,683	$91,125
Accrued wages	65,173	80,904
Accrued legal	24,729	79,691
Accrued interest	50,037	—
Other	174,029	116,646

Total	$369,651	$368,366